ADOPTION OF NEW ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
ADOPTION OF NEW ACCOUNTING STANDARDS
5. ADOPTION OF NEW ACCOUNTING STANDARDS

Adoption of new accounting standards

The Company has adopted the following amendments to accounting standards, effective January 1, 2017. These changes were made in accordance with the applicable transitional provisions.

IAS 12, Income Taxes (“IAS 12”)

The amendments clarify that the existence of a deductible temporary difference depends solely on a comparison of the carrying amount of an asset and its tax base at the end of a reporting period, and is not affected by possible future changes in the carrying amount or expected recovery of the asset. The amendments to the standard did not have a material impact on the consolidated financial statements.

IAS 7, Statement of Cash Flows

This amendment requires disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash and non-cash changes. The Company has presented the required disclosures for the current period in note 22.

Accounting Standards Issued But Not yet Adopted

IFRS 9, Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments ("IFRS 9"), which replaces IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39"). IFRS 9 is effective for annual periods beginning on or after January 1, 2018. The Company will adopt IFRS 9 for the annual period beginning January 1, 2018 and will take advantage of the exemption allowing it not to restate comparative information for prior periods with respect to classification of its available for sale investments. IFRS 9 provides a revised model for classification and measurement of financial assets, including a new expected credit loss ("ECL") impairment model. The revised model for classifying financial assets results in classification according to their contractual cash flow characteristics and the business models under which they are held. IFRS 9 introduces a reformed approach to hedge accounting. IFRS 9 also largely retains the existing requirements in IAS 39 for the classification of financial liabilities.

The Company has completed its assessment of the impact of IFRS 9 and expects the following impacts upon adoption:

i) The Company holds several equity investments as available for sale with a fair value of $100,109 as at December 31, 2017. Under the new standard, the Company will make the irrevocable election under IFRS 9 to measure its available for sale investments at Fair Value Through Other Comprehensive Income ("FVTOCI"). As a result, all fair value gains and losses will be reported in Other Comprehensive Income ("OCI"), no future impairment losses will be recognized in net earnings, similarly no gains or losses will be reclassified to net earnings on disposal.

As at December 31, 2017, the balance of unrealized gains which will continue to remain within accumulated other comprehensive income is $26,764. The new classification and measurement requirements under IFRS 9 are not expected to have a material impact on the Company’s other financial assets and financial liabilities.

ii) The other changes under IFRS 9, including the new ECL impairment model, are not expected to have a material impact on the Company’s financial statements.

IFRS 15, Revenue from Contracts with Customers

IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) will replace IAS 18 Revenue, IAS 11 Construction Contracts, and some revenue-related interpretations. The standard contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much, and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. The Company will adopt IFRS 15 for the annual period beginning January 1, 2018. Based on the Company's preliminary assessment, it concluded that the new revenue standard will not have an impact on the timing of revenue recognition at its Canadian or Australian operations.

IFRS 16, Leases

In January 2016, the IASB issued the IFRS 16, Leases (“IFRS 16”) which replaces the existing lease accounting guidance. IFRS 16 requires all leases to be reported on the balance sheet, unless certain criteria for exclusion are met.

The Company will adopt IFRS 16 for the annual period beginning January 1, 2019. The extent of the impact of adopting the standard has not yet been determined. The Company is in the process of developing its implementation plan and expects to report more detailed information, including estimated quantitative financial impacts, if material, in its consolidated financial statements as the effective date approaches.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration clarifies which date should be used for translation when a foreign currency transaction involves an advance payment or receipt. The Interpretation is applicable for annual periods beginning on or after January 1, 2018. The Company will adopt the Interpretation in its financial statements for the annual period beginning on January 1, 2018. Based on the Company's assessment, this interpretation will not have a material impact on the dates used for translation for advance payments or receipts in foreign currencies.

IFRIC 23, Uncertainty over Income Tax Treatments

On June 7, 2017, the IASB issued IFRIC Interpretation 23, Uncertainty over Income Tax Treatments. The Interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Interpretation is applicable for annual periods beginning on or after January 1, 2019. Earlier application is permitted. The Company intends to adopt the Interpretation in its financial statements for the annual period beginning on January 1, 2019. The Company is currently in the process of assessing the impact that the new interpretation will have on its consolidated financial statements.